                         AIM INVESTMENT SECURITIES FUNDS

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

                      Supplement dated October 25, 2005
        to the Statement of Additional Information dated October 25, 2005

For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.